Non-current Provisions - Detailed Information About Changes to Reclamation and Closure Cost Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information About Changes to Reclamation and Closure Cost Obligations [Abstract]
Reclamation and closure cost obligations - beginning of year	$ 622	$ 702
Reclamation expenditures	(24)	(28)
Accretion expense, included in finance costs	24	24
Revisions in estimates and obligations	(4)	(21)
Reclamation and closure cost obligations related to divested mining properties	(19)
Reclassification of reclamation and closure cost obligations to net assets held for sale		(55)
Reclamation and closure cost obligations - end of year	$ 599	$ 622